Offerings - Offering: 1	Oct. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	24,100,000
Proposed Maximum Offering Price per Unit	1.21
Maximum Aggregate Offering Price	$ 29,161,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,027.13
Offering Note	(1) The shares of common stock will be offered for resale by the selling stockholder pursuant to the prospectus contained in this Registration Statement on Form S-1. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. (2) The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's Common Stock quoted on The Nasdaq Stock Market LLC on October 3, 2025.